Voya Limited Maturity Bond Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			4.52%	1.08%	1.17%
Performance Inception Date		Apr. 28, 2006
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class ADV | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.36%	1.58%	1.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.14%	1.69%	1.79%
Performance Inception Date		Apr. 29, 2005
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class I | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.36%	1.58%	1.63%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			4.88%	1.43%	1.53%
Performance Inception Date		Jan. 24, 1989
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class S | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.36%	1.58%	1.63%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.